Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating lease costs	$ 1,807	$ 1,180	$ 3,174	$ 2,439
Variable costs	355	317	84	452
Short term lease costs	199	75	242	112
Total lease costs	$ 2,361	$ 1,572	3,500	3,003
Operating cash outflows from operating leases (in thousands)			$ 2,882	$ 2,104
Weighted-average remaining lease term - operating leases (in years)	15 years 9 months 18 days	5 years 2 months 12 days	15 years 9 months 18 days	5 years 2 months 12 days
Weighted-average discount rate — operating leases (percent)	7.29%	7.17%	7.29%	7.17%